Buffalo International Fund
Schedule of Investments
December 31, 2019 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 92.36%
	Belgium - 1.06%
	Beverages - 1.06%
38,500	Anheuser-Busch InBev SA/NV	$3,153,180
17,200	Anheuser-Busch InBev SA/NV - ADR	1,411,088
		4,564,268
	Total Belgium (Cost $4,564,683)	4,564,268

	Brazil - 0.28%
	Beverages - 0.28%
262,400	Ambev SA - ADR	1,222,784
	Total Brazil (Cost $1,139,667)	1,222,784

	Canada - 1.40%
	Road & Rail - 1.40%
67,000	Canadian National Railway Co.	6,060,150
	Total Canada (Cost $4,822,925)	6,060,150

	Cayman Islands - 0.91%
	Interactive Media & Services - 0.91%
82,000	Tencent Holdings Ltd. - ADR	3,936,820
	Total Cayman Islands (Cost $3,335,486)	3,936,820

	Denmark - 0.82%
	Pharmaceuticals - 0.82%
15,000	Novo Nordisk A/S	869,233
46,000	Novo Nordisk A/S - ADR	2,662,480
		3,531,713
	Total Denmark (Cost $3,190,356)	3,531,713

	France - 20.11%
	Beverages - 1.10%
26,500	Pernod Ricard SA	4,741,870

	Chemicals - 1.61%
49,062	Air Liquide SA	6,955,593

	Construction & Engineering - 0.83%
32,000	Vinci SA	3,563,972

	Electrical Equipment - 2.00%
84,000	Schneider Electric SE	8,630,176

	Food Products - 0.14%
11,308	Vilmorin & Cie S.A.	612,015

	Hotels, Restaurants & Leisure - 1.35%
124,000	Accor SA	5,820,438

	Life Sciences Tools & Services - 4.03%
13,900	Eurofins Scientific SE	7,721,933
58,341	Sartorius Stedim Biotech	9,683,930
		17,405,863
	Media (discontinued effective close of September 28, 2018) - 1.76%
173,000	JCDecaux SA	5,345,373
50,000	Publicis Groupe SA	2,267,081
		7,612,454
	Professional Services - 1.53%
253,000	Bureau Veritas SA	6,613,938

	Software - 1.60%
42,000	Dassault Systemes SE	6,926,898

	Textiles, Apparel & Luxury Goods - 4.16%
14,800	Kering SA	9,751,987
17,600	LVMH Moet Hennessy Louis Vuitton SE	8,200,826
		17,952,813
	Total France (Cost $57,699,684)	86,836,030

	Germany - 21.92%
	Capital Markets - 0.78%
95,000	DWS Group GmbH & Co KGaA	3,373,220

	Chemicals - 1.36%
56,000	Symrise AG	5,886,124

	Construction Materials - 0.93%
55,500	HeidelbergCement AG	4,032,920

	Electronic Equipment, Instruments & Components - 0.88%
133,711	Jenoptik AG	3,804,993

	Entertainment - 1.27%
87,000	CTS Eventim AG & Co. KGaA	5,458,696

	Health Care Equipment & Supplies - 1.93%
65,525	Carl Zeiss Meditec AG	8,330,201

	Health Care Providers & Services - 1.53%
117,000	Fresenius SE & Co. KGaA	6,584,027

	Household Products - 0.63%
28,900	Henkel AG & Co. KGaA	2,716,396

	Industrial Conglomerates - 1.61%
53,200	Siemens A.G. - ADR	6,947,502

	Insurance - 1.48%
21,700	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,403,546

	IT Services - 0.93%
33,500	Wirecard AG	4,012,299

	Pharmaceuticals - 1.96%
9,200	Bayer AG	747,933
12,000	Bayer AG - ADR	243,360
63,500	Merck KGaA	7,486,286
		8,477,579
	Semiconductors & Semiconductor Equipment - 0.89%
169,000	Infineon Technologies AG	3,818,464

	Software - 2.01%
64,800	SAP SE - ADR	8,682,552

	Textiles, Apparel & Luxury Goods - 2.50%
19,700	adidas AG	6,412,734
57,160	Puma SE	4,383,164
		10,795,898
	Trading Companies & Distributors - 1.23%
98,000	Brenntag AG	5,317,180

	Total Germany (Cost $62,522,773)	94,641,597

	Hong Kong - 1.89%
	Gas Utilities - 0.43%
405,000	Beijing Enterprises Holdings Ltd.	1,858,370

	Industrial Conglomerates - 0.97%
44,184	Jardine Matheson Holdings Ltd.	2,458,738
56,695	Jardine Strategic Holdings Ltd.	1,738,728
		4,197,466
	Personal Products - 0.49%
880,750	L'Occitane International SA	2,086,442

	Total Hong Kong (Cost $7,999,224)	8,142,278

	India - 2.02%
	Banks - 2.02%
577,480	ICICI Bank Ltd. - ADR	8,714,173

	Total India (Cost $5,766,502)	8,714,173

	Ireland - 5.12%
	Chemicals - 1.97%
39,760	Linde PLC	8,531,380

	Construction Materials - 1.29%
78,000	CRH PLC - ADR	3,145,740
5,000	CRH PLC	201,661
55,000	CRH public limited company	2,206,001
		5,553,402
	Health Care Equipment & Supplies - 1.42%
54,000	Medtronic, PLC	6,126,300

	Hotels, Restaurants & Leisure - 0.44%
330,015	Dalata Hotel Group PLC	1,906,424

	Total Ireland (Cost $16,617,310)	22,117,506

	Italy - 1.56%
	Beverages - 1.40%
660,000	Davide Campari - Milano S.p.A.	6,030,641

	IT Services - 0.16%
50,000	Nexi Spa(a)	694,579

	Total Italy (Cost $3,127,083)	6,725,220

	Japan - 3.84%
	Beverages - 0.92%
87,000	Asahi Group Holdings Ltd.	3,968,985

	Electronic Equipment, Instruments & Components - 2.24%
2,000	KEYENCE CORP.	702,277
75,000	Murata Manufacturing Co., Ltd.	4,616,145
75,000	Omron Corp.	4,371,614
		9,690,036
	Machinery - 0.68%
14,000	FANUC Corp.	2,585,309
18,000	FANUC Corp. - ADR (a)	331,560
		2,916,869
	Total Japan (Cost $12,174,151)	16,575,890

	Netherlands - 8.14%
	IT Services - 2.12%
2,200	Adyen NV(a)	1,809,720
87,499	InterXion Holding NV(a)	7,333,291
		9,143,011
	Oil, Gas & Consumable Fuels - 0.83%
61,000	Royal Dutch Shell PLC. - Class A - ADR	3,597,780

	Personal Products - 1.40%
97,200	Unilever N.V. - NY Shares - ADR	5,585,112
8,000	Unilever NV	459,128
		6,044,240
	Semiconductors & Semiconductor Equipment - 2.61%
25,741	ASML Holding NV - NY Shares - ADR	7,617,791
55,000	STMicroelectronics N.V.	1,483,941
80,600	STMicroelectronics N.V. - NY Shares - ADR	2,168,946
		11,270,678
	Trading Companies & Distributors - 1.18%
58,000	IMCD N.V.	5,078,330

	Total Netherlands (Cost $20,443,825)	35,134,039

	Norway - 1.91%
	Commercial Services & Supplies - 1.68%
228,000	Tomra Systems ASA	7,247,367

	Diversified Telecommunication Services - 0.23%
56,000	Telenor ASA	1,003,838

	Total Norway (Cost $3,683,573)	8,251,205

	Republic of Korea - 0.45%
	Semiconductors & Semiconductor Equipment - 0.45%
40,000	Samsung Electronic Co., Ltd.	1,927,475

	Total Republic of Korea (Cost $894,090)	1,927,475

	Spain - 2.25%
	Biotechnology - 1.48%
275,300	Grifols SA - ADR	6,411,737

	Specialty Retail - 0.77%
93,500	Industria de Diseno Textil, S.A.	3,304,352

	Total Spain (Cost $8,043,189)	9,716,089

	Sweden - 1.79%
	Electronic Equipment, Instruments & Components - 1.79%
138,000	Hexagon AB - B Shares	7,735,081

	Total Sweden (Cost $7,083,723)	7,735,081

	Switzerland - 5.15%
	Capital Markets - 0.61%
51,037	Julius Baer Group Ltd.	2,631,106

	Insurance - 1.40%
54,000	Swiss Re AG	6,066,497

	Life Sciences Tools & Services - 1.44%
17,000	Lonza Group AG	6,201,726

	Pharmaceuticals - 1.32%
11,800	Roche Holding AG	3,835,033
45,400	Roche Holding AG - ADR	1,845,964
		5,680,997
	Specialty Retail - 0.38%
16,700	Dufry AG	1,655,994

	Total Switzerland (Cost $18,309,339)	22,236,320

	Taiwan, Province of China - 2.28%
	Semiconductors & Semiconductor Equipment - 2.28%
169,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	9,835,226

	Total Taiwan, Province of China (Cost $2,497,332)	9,835,226

	United Kingdom - 9.46%
	Beverages - 1.38%
35,300	Diageo PLC - ADR	5,945,226

	Health Care Equipment & Supplies - 1.64%
147,000	Smith & Nephew Plc - ADR	7,066,290

	Hotels, Restaurants & Leisure - 0.96%
60,100	InterContinental Hotels Group PLC	4,129,784

	Insurance - 2.12%
44,000	Aon PLC	9,164,760

	Internet & Direct Marketing Retail - 0.46%
44,000	ASOS Plc(a)	1,971,774

	IT Services - 0.23%
21,860	Endava Plc - ADR (a)	1,018,676

	Pharmaceuticals - 1.18%
84,000	AstraZeneca PLC - ADR	4,188,240
9,000	AstraZeneca PLC	900,833
		5,089,073
	Trading Companies & Distributors - 1.49%
202,000	Ashtead Group Plc	6,458,936

	Total United Kingdom (Cost $29,811,687)	40,844,519

	TOTAL COMMON STOCKS (Cost $273,726,602)	398,748,383

	SHORT TERM INVESTMENTS - 7.50%
	Investment Company - 7.50%
32,390,071	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.47% (b)	32,390,071
	Total Investment Company	32,390,071

	TOTAL SHORT TERM INVESTMENTS (Cost $32,390,071)	32,390,071

	Total Investments (Cost ($306,116,673) - 99.86%	431,138,454
	Other Assets in Excess of Liabilities - 0.14%	605,842
	TOTAL NET ASSETS - 100.00%	$431,744,296

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing.
(b)	The rate quoted is the annualized seven-day effective yield as of December 31, 2019.
*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of this schedule of investments.

As of December 31, 2019, the industry diversification was as follows:
	$ Fair Value	Percentage
Common Stocks
Banks	8,714,173	2.02%
Beverages	26,473,773	6.13%
Biotechnology	6,411,737	1.49%
Capital Markets	6,004,326	1.39%
Chemicals	21,373,097	4.95%
Commercial Services & Supplies	7,247,367	1.68%
Construction & Engineering	3,563,972	0.83%
Construction Materials	9,586,321	2.22%
Diversified Telecommunication Services	1,003,838	0.23%
Electrical Equipment	8,630,176	2.00%
Electronic Equipment, Instruments & Components	21,230,110	4.92%
Entertainment	5,458,696	1.26%
Food Products	612,015	0.14%
Gas Utilities	1,858,370	0.43%
Health Care Equipment & Supplies	21,522,791	4.99%
Health Care Providers & Services	6,584,027	1.52%
Hotels, Restaurants & Leisure	11,856,646	2.75%
Household Products	2,716,396	0.63%
Industrial Conglomerates	11,144,969	2.58%
Insurance	21,634,803	5.01%
Interactive Media & Services	3,936,820	0.91%
Internet & Direct Marketing Retail	1,971,773	0.46%
IT Services	14,868,565	3.44%
Life Sciences Tools & Services	23,607,589	5.47%
Machinery	2,916,869	0.68%
Media	7,612,454	1.76%
Oil, Gas & Consumable Fuels	3,597,780	0.83%
Personal Products	8,130,682	1.88%
Pharmaceuticals	22,779,362	5.28%
Professional Services	6,613,938	1.53%
Road & Rail	6,060,150	1.40%
Semiconductors & Semiconductor Equipment	26,851,844	6.22%
Software	15,609,450	3.62%
Specialty Retail	4,960,346	1.15%
Textiles, Apparel & Luxury Goods	28,748,711	6.66%
Trading Companies & Distributors	16,854,447	3.90%
Total Common Stocks	398,748,383	92.36%

Short Term Investments
Investment Company	32,390,071	7.50%
Total Short Term Investments	32,390,071	7.50%

Total Investments	431,138,454	99.86%
Other Assets in Excess of Liabilities	605,842	0.14%
TOTAL NET ASSETS	$431,744,296	100.00%

The accompanying notes are an integral part of this schedule of investments.

INVESTMENT VALUATION (Unaudited)

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of December 31, 2019, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at December 31, 2019

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2019. These assets are measured on a recurring basis.

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$398,748,383	-	-	$398,748,383
Short Term Investment	32,390,071	-	-	32,390,071
Total*	$431,138,454	$-	$-	$431,138,454

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December 31, 2019.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of December 31, 2019. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of December 31, 2019.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.